General and administrative expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation, depletion, and amortization	$ 99,941	$ 91,079	$ 87,728
Management fees	14,843	11,405	9,868
Service contracts	10,636	5,030	4,311
Office costs	5,319	5,565	5,029
Bank fees	416	527	650
Professional fees	22,604	9,616	6,535
General and administrative expense	128,930	99,909	87,513
General And Administrative Expense
Disclosure of attribution of expenses by nature to their function [line items]
Payroll and employee related expenses	59,409	54,399	50,045
Depreciation, depletion, and amortization	8,559	8,138	6,245
Travel, training, and other employee expense	2,705	2,802	2,168
Other	$ 4,439	$ 2,427	$ 2,662